Expenses Relating to Continuing Operations	12 Months Ended
Jun. 30, 2022
Expenses by nature [abstract]
Expenses Relating to Continuing Operations

NOTE 6: EXPENSES RELATING TO CONTINUING OPERATIONS

	2022 A$	2021 A$	2020 A$
Loss before income tax benefit includes the following specific expenses:

Finance expenses
- Interest expense on bank and other loans	-	618,586	1,170,027
- Interest expense on lease liabilities	26,872	26,934	79,938
- Amortisation of transaction costs (Note18)	-	252,019	29,649
- Accrual of final payment (Note 18)	-	528,819	544,357
- Bank fees	17,293	17,527	22,496
	44,165	1,443,885	1,846,467

Employment benefit expenses of:
- Wages and salaries	2,901,689	2,577,954	3,097,949
- Superannuation	266,127	148,662	213,769
- Share-based payments	2,829,689	1,308,349	55,355
	5,997,505	4,034,965	3,367,073

Amortisation of non-current assets
- Plant and equipment (Note 13)	2,681	45,553	91,860
- Right-of-use assets (rental property) (Note 14)	193,358	762,813	748,571
- Intellectual property (Note 16)	913,373	892,512	1,328,244
	1,109,412	1,700,878	2,168,675
Rental expense on operating leases (low value assets)
- Minimum lease payments	5,260	7,277	7,506